Related Party Transactions - Aggregate Compensation to Executive Team and Directors (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) individual	Dec. 31, 2024 CAD ($) individual
Executive team
Disclosure of transactions between related parties [line items]
Number of individuals | individual	14	14
Base salary and annual incentive compensation	$ 27	$ 24
Additional short-term benefits and other	1	1
Share-based long-term incentive compensation	42	47
Value of pension and post-retirement benefits	3	2
Severance	$ 0	$ 5
Directors
Disclosure of transactions between related parties [line items]
Number of individuals | individual	12	13
Base salary and annual incentive compensation	$ 0	$ 0
Additional short-term benefits and other	1	0
Share-based long-term incentive compensation	3	4
Value of pension and post-retirement benefits	0	0
Severance	$ 0	$ 0